Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2005
Prospectus

Effective June 1, 2005, VIP Investment Grade Bond's management fee has been reduced.

The following information replaces similar information for VIP Investment Grade Bond in the "Fee Table" on page 21.

Annual operating expenses (paid from class assets)

Initial Class
Management fee	0.33%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.13%
Total annual class operating expensesA	0.46%

The following information supplements similar information found in the "Fund Management" section beginning on page 37.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Index 500 Portfolio, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

The following information replaces the biographical information for Louis Salemy, Harris Leviton, William Eigen, Bettina Doulton, and Steven Buller found in the "Fund Management" section beginning on page 37.

Lawrence Rakers is vice president and manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.

VIPICSD-05-05 October 7, 2005
1.816775.104

Victor Thay is vice president and manager of VIP Growth & Income Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Thay has worked as a research analyst and manager.

Rich Fentin is vice president and manager of VIP Value Strategies Portfolio, which he has managed since June 2005. He also manages one other Fidelity fund. Since joining Fidelity in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

Christopher Sharpe is lead co-manager of VIP Strategic Income Portfolio, which he has managed since August 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

Derek Young is lead co-manager of VIP Strategic Income Portfolio, which he has managed since August 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

Effective September 30, 2005, the following information replaces the biographical information for John Porter found in the "Fund Management" section beginning on page 37.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages another Fidelity Fund. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
June 14, 2005
Prospectus

The following information replaces the biographical information for Bettina Doulton and Steven Buller found in the "Fund Management" section beginning on page 44.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

Effective September 30, 2005, the following information replaces the biographical information for John Porter found in the "Fund Management" section beginning on page 44.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages another Fidelity Fund. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

VIPINV-05-02 October 7, 2005
1.821023.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class,
Service Class,
and Service Class 2
April 30, 2005
Prospectus

Effective June 1, 2005, VIP Investment Grade Bond's management fee has been reduced.

The following information replaces similar information for VIP Investment Grade Bond in the "Fee Table" on page 41.

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.13%	0.13%
Total annual class operating expensesA	0.46%	0.56%	0.71%

The following information supplements similar information found in the "Fund Management" section beginning on page 61.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Index 500 Portfolio, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

The following information replaces the biographical information for Rajiv Kaul, Louis Salemy, Harris Leviton, William Eigen, Bettina Doulton, and Steven Buller found in the "Fund Management" section beginning on page 61.

Steven Calhoun is manager of VIP Aggressive Growth Portfolio, which he has managed since June 2005. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and manager.

Lawrence Rakers is vice president and manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.

VIPIS2-05-05 October 7, 2005
1.816774.104

Victor Thay is vice president and manager of VIP Growth & Income Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Thay has worked as a research analyst and manager.

Rich Fentin is vice president and manager of VIP Value Strategies Portfolio, which he has managed since June 2005. He also manages one other Fidelity fund. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

Christopher Sharpe is lead co-manager of VIP Strategic Income Portfolio, which he has managed since August 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

Derek Young is lead co-manager of VIP Strategic Income Portfolio, which he has managed since August 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

Effective September 30, 2005, the following information replaces the biographical information for John Porter found in the "Fund Management" section beginning on page 61.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages another Fidelity Fund. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.